EARNING PER SHARE - Capital issued (Details) - shares		12 Months Ended
	Aug. 24, 2020	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about business combination
Shares issued in exchange of warrants	2,601,954
Exchange of warrants
Disclosure of detailed information about business combination
Warrants exchanged to issue shares of common stock	24,200,000
Shares issued in exchange of warrants	2,601,954
Original founders of Union | Founder Shares | Bioceres LLC
Disclosure of detailed information about business combination
Number of shares issued in the merger and acquisition included		27,116,174		862,500
Original founders of Union | Founder Shares | Bioceres Semillas S.A.U.
Disclosure of detailed information about business combination
Number of shares issued in the merger and acquisition included			119,443